Income Taxes and Duties - Summary of Income Tax Expense (Benefit) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of income taxes [line items]
Total duties, taxes and other	$ 13,000,786	$ 219,999,281	$ 320,180,839	$ 307,348,122
PEMEX
Disclosure of income taxes [line items]
Current income tax		5,134,840	5,939,990	3,573,731
Deferred income tax		788,517	(77,179,234)	(3,052,891)
Total duties, taxes and other		$ 5,923,357	$ (71,239,244)	$ 520,840